Nature of Operations (Details)					1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 04, 2024 shares	Feb. 06, 2024 shares	Dec. 21, 2022 USD ($) $ / shares shares	Mar. 14, 2022 shares	Jun. 16, 2022 shares	Sep. 21, 2018 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jul. 01, 2024 shares	Jun. 30, 2024 MOP (MOP$) shares	May 13, 2024	Mar. 06, 2024 shares	Jun. 30, 2023 USD ($)	May 12, 2023 shares	May 05, 2023 shares	Apr. 19, 2023 shares	Mar. 01, 2023 shares	May 24, 2022	Mar. 11, 2022	Nov. 18, 2021 USD ($)	Nov. 18, 2021 MYR (RM)	Nov. 01, 2021	Mar. 25, 2021
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
Ordinary plus preferred shares outstanding (in Shares)						100,000
Shares owned by southern ambition limited (in Shares)						48,999
Aggregate ordinary shares (in Shares)						49,000
Aggregate ordinary shares percentage						49.00%
Cumulative preferred shares (in Shares)						51,000
Approximately ordinary shares amount (in Dollars) | $						$ 16,000
Dividends per share (in Dollars per share) | $ / shares						$ 0.03
Votes percentage								99.07%
Dividends (in Dollars) | $
Shares outstanding (in Shares)							10,237,282	9,830,373		10,237,282
Preferred shares outstanding shares (in Shares)							21,599
Preferred shares outstanding shares percentage							99.07%
Preferred shares (in Shares)							2,400
Preferred shares percentage							0.933%
Acquired majority percentage																							51.00%
Restricted ordinary shares (in Shares)		1,091	262,500
Returned shares (in Shares)	1,091
Consideration amount							$ 3,205			MOP$ 25,000
Acquisition purchase price paid amount (in Dollars) | $							$ 10,000,000
Mix of cash percentage							10.00%
Percentage of restricted ordinary shares							90.00%
Purchase price of assets (in Dollars) | $			$ 2,100,000
Restricted ordinary shares per share (in Dollars per share) | $ / shares			$ 8
Issued shares (in Shares)							10,237,282	9,830,373	1,628,368	10,237,282		120,000		2,580,600	1,720,430	172,000	262,500
Guardforce AI Group Co., Limited [Member]
Nature of Operations [Line Items]
Cumulative unpaid dividends of the preferred shares (in Dollars) | $							$ 1,700	$ 1,700
Guardforce Cash Solutions Security Thailand Co., Limited [Member]
Nature of Operations [Line Items]
Shares outstanding (in Shares)							3,857,144			3,857,144
Handshake [Member]
Nature of Operations [Line Items]
Transferred shares (in Shares)		510
Shenzhen Kewei [Member]
Nature of Operations [Line Items]
Restricted ordinary shares (in Shares)				53,571
Beijing Wanjia [Member]
Nature of Operations [Line Items]
Restricted ordinary shares (in Shares)					94,500
Acquisition purchase price paid amount (in Dollars) | $							$ 8,400,000
Mix of cash percentage							10.00%
Restricted ordinary shares percentage							90.00%
AI Holding Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robotics [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robotics [Member] | BVI Business Companies Act [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Hong Kong Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
Southern Ambition [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							1.00%			1.00%
Votes percentage							95.00%			95.00%
Southern Ambition [Member] | BVI Business Companies Act [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
Horizon Dragon Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							1.00%			1.00%
Aggregate ordinary shares (in Shares)						49,000
Horizon Dragon Limited [Member] | BVI Business Companies Act [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Thailand [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							98.00%			98.00%
Shares outstanding (in Shares)							3,799,544			3,799,544
Singapore Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																						100.00%
Macau Agreement [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																				100.00%	100.00%
Acquire equity interest																				100.00%	100.00%
Malaysia Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																				100.00%	100.00%
Consideration amount																				$ 1	RM 1
AI Malaysia [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member] | AI Jian [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member] | AI Australia [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member] | Dubai [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member] | United kingdom [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member] | Canada [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member] | JAPAN
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robot Service [Member] | Korea (North), Won
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Shenzhen [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
AI Robotics [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
Kewei Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																			100.00%
GFAI Technology [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
GFAI Technology [Member] | HONG KONG
Nature of Operations [Line Items]
Owned subsidiary percentage							100.00%			100.00%
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage											100.00%
Ordinary shares [member]
Nature of Operations [Line Items]
Votes percentage					100.00%
Shares outstanding (in Shares)							33,600			33,600
Restricted ordinary shares (in Shares)	1,091
Forecast [Member] | Beijing Wanjia [Member]
Nature of Operations [Line Items]
Acquire equity interest																		100.00%